Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 19,369	$ 16,826
Accumulated depreciation	(15,259)	(13,252)
Property, Plant and equipment, net	4,110	3,574
Depreciation	2,000	1,731	$ 2,190
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	15,494	13,374
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	991	924
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,884	$ 2,528